Debt (Notes and debentures) (Details)	Nov. 01, 2019 CAD ($)	Feb. 08, 2019 CAD ($)	Nov. 07, 2018 CAD ($)	Aug. 30, 2018 CAD ($)	Aug. 30, 2018 USD ($)	Jul. 31, 2018 CAD ($)	Jul. 15, 2018 CAD ($)	Jul. 15, 2018 USD ($)	May 15, 2018 CAD ($)	May 15, 2018 USD ($)	Feb. 06, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Nov. 07, 2018 USD ($)	Feb. 06, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance	$ 443,000,000	$ 790,000,000				$ 787,000,000					$ 1,106,000,000
Canadian National series, 3.05% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount	$ 450,000,000
Interest rate	3.05%											3.05%	3.05%
Total debt, gross												$ 450,000,000		$ 0
Canadian National series, 3.00% 10-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount		$ 350,000,000
Interest rate		3.00%										3.00%	3.00%
Total debt, gross												$ 350,000,000		0
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount		$ 450,000,000
Interest rate		3.60%										3.60%	3.60%
Total debt, gross												$ 450,000,000		0
Canadian National series, 4.45% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount			$ 854,000,000													$ 650,000,000
Interest rate			4.45%									4.45%	4.45%			4.45%
Proceeds from debt issuance			$ 845,000,000
Total debt, gross												$ 844,000,000	$ 650,000,000	886,000,000	$ 650,000,000
Canadian National series, 5/55% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate					5.55%
Total debt, gross					$ 550,000,000
Repayment of debt				$ 720,000,000	558,000,000
Loss on debt repayment				$ 10,000,000	$ 8,000,000
Canadian National series, 3.20% 10-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount						$ 350,000,000
Interest rate						3.20%						3.20%	3.20%
Total debt, gross												$ 350,000,000		350,000,000
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount						$ 450,000,000
Interest rate						3.60%						3.60%	3.60%
Total debt, gross												$ 450,000,000		450,000,000
Canadian National series, 6.80% 20-year notes [Member]
Debt Instrument [Line Items]
Interest rate							6.80%	6.80%
Repayment of debt							$ 264,000,000	$ 200,000,000
Canadian National series, 5.55% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate									5.55%	5.55%
Repayment of debt									$ 415,000,000	$ 325,000,000
Canadian National series, 2.40% 2-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount											$ 374,000,000						$ 300,000,000
Interest rate											2.40%	2.40%	2.40%				2.40%
Total debt, gross												$ 390,000,000	$ 300,000,000	409,000,000	300,000,000
Canadian National series, 3.65% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount											$ 749,000,000						$ 600,000,000
Interest rate											3.65%	3.65%	3.65%				3.65%
Total debt, gross												$ 779,000,000	$ 600,000,000	$ 818,000,000	$ 600,000,000